Expense Example, No Redemption - A C I Shares - JPMorgan US Small Company Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	643	892	1,160	1,925	176	545	939	1,906	99	309	536	1,190